Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Focus
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective on or about the close of business on October 25, 2024, upon the recommendation of Transamerica Asset Management, Inc. (“TAM”), the Board of Trustees of Transamerica Funds has approved the termination of the investment sub‑advisory agreement between TAM and Epoch Investment Partners, Inc. (“Epoch”) with respect to Transamerica International Focus (the “fund”) and approved a new interim investment sub‑advisory agreement between TAM and Sands Capital Management, LLC (“Sands Capital”) with respect to the fund. TAM will continue to serve as the fund’s investment manager. The interim sub‑advisory agreement with Sands Capital will have a duration of no greater than 150 days. TAM currently anticipates that it will propose to the Board of Trustees, within the 150 day term of the interim sub-advisory agreement, that Sands Capital be approved as the continuing sub-adviser to the fund.
In connection with the change to Sands Capital as interim sub‑adviser: (i) the fund’s principal investment strategies and principal risks will be revised; and (ii) the fund will reduce its management and sub‑advisory fee schedules. These changes, which will be effective with the change in sub‑adviser, are described below. An information statement will be made available to shareholders that will provide certain information about the new interim sub‑adviser, the terms of the new interim sub‑advisory agreement and these related changes.
Effective on or about the close of business on October 25, 2024, the following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses, as applicable, concerning the fund. References to Epoch in the Prospectuses and Summary Prospectuses are hereby deleted.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses will be deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	I2	R6
Management fees[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses	0.50%	0.05%[2]	0.15%	0.05%	0.05%
Total annual fund operating expenses	1.50%	1.80%	0.90%	0.80%	0.80%
Fee waiver and/or expense reimbursement[3]	0.30%	0.00%	0.10%[4]	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.80%	0.80%	0.80%	0.80%
[1]	Management fees have been restated to reflect a reduction in management fees effective October 25, 2024.
[2]	Other expenses are based on estimates for the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2025 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.97% for Class I shares, 0.87% for Class I2 shares, and 0.87% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2025 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.
The “Example” tables included in the Prospectuses and Summary Prospectuses will be deleted in their entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$666	$970	$1,297	$2,218
Class C	$283	$566	$975	$2,116
Class I	$82	$277	$489	$1,099
Class I2	$82	$255	$444	$990
Class R6	$82	$255	$444	$990
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$666	$970	$1,297	$2,218
Class C	$183	$566	$975	$2,116
Class I	$82	$277	$489	$1,099
Class I2	$82	$255	$444	$990
Class R6	$82	$255	$444	$990
* * *
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund’s sub‑adviser, Sands Capital Management, LLC (the “sub‑adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, REITS, and warrants. In selecting investments for the fund, the sub‑adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub‑adviser will normally invest the fund’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub‑adviser may invest a large percentage of the fund’s assets in a single country, a limited number of countries, or a particular geographic region. The sub‑adviser generally classifies an issuer’s primary country in one of the following ways: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub‑adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub‑adviser.
The sub‑adviser normally allocates the fund’s investments across a diverse set of industries and sectors, but the sub‑adviser may invest a significant percentage of the fund’s assets in issuers of a small number of industries or sectors. The fund typically invests in a relatively small number of companies, and the fund may invest a significant percentage of its assets in securities of a single company.
The sub‑adviser utilizes a fundamental, bottom‑up, business-focused research approach and seeks to invest the fund’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub‑adviser leverages the following six investment criteria:
1. Sustainable above-average earnings growth;
2. Leadership position in a promising business space;
3. Significant competitive advantages;
4. Clear mission and value-added focus;
5. Financial strength; and
6. Rational valuation relative to the market and business prospects.
Companies that the sub‑adviser determines may meet all six investment criteria are then screened with in‑depth qualitative and quantitative research. The fund’s investments will typically be held for an average term of three to five years, although the fund may hold any investment for any length of time.
The fund may invest up to 5% of its net assets in China A‑shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub‑adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub‑adviser conducts proprietary ESG‑related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub‑adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub‑adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub‑adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions. The sub‑adviser does not evaluate ESG practices with respect to certain fund investments, such as cash and cash equivalents or securities received as part of corporate actions.
PRINCIPAL RISKS:
The following will be considered key principal risks of the fund and will be removed as additional principal risks of the fund: Currency risk will be added after Equity Securities risk, and Large Capitalization Companies risk will be added before Management risk.
The following will no longer be considered key principal risks of the fund and will be added alphabetically as additional principal risks of the fund: Emerging Markets risk and Small and Medium Capitalization Companies risk.
The following will be added alphabetically as additional principal risks of the fund:
Real Estate Securities - Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax‑related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub‑adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub‑advising the fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub‑adviser may consider sustainability and/or ESG factors on a meaningful portion of the fund’s investments. The sub‑adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub‑adviser’s investment process, and the sub‑adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the fund’s security selection process may impact the sub‑adviser’s investment decisions and may affect the fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub‑advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub‑adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
The “Focused Investing” risk in the “Principal Risks” section of the applicable Prospectuses and Summary Prospectuses relating to the fund is replaced in its entirety with the following:
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
* * *
RECENT MANAGEMENT FEE CHANGES:
The following information will be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses:
Transamerica International Focus: Effective as of the close of business on October 25, 2024, the management fee of the fund is 0.75% of the first $500 million; 0.74% over $500 million up to $1 billion; 0.69% over $1 billion up to $2 billion; 0.675% over $2 billion up to $3 billion; and 0.66% in excess of $3 billion in average daily net assets. Prior to October 25, 2024, the management fee was 0.77% of the first $500 million; 0.76% over $500 million up to $1 billion; 0.71% over $1 billion up to $2 billion; 0.695% over $2 billion up to $3 billion; and 0.68% in excess of $3 billion in average daily net assets.
* * *
SUB‑ADVISER:
The fund’s interim sub‑adviser will be as follows:
Sands Capital Management, LLC has been a registered investment adviser since 2005. As of September 30, 2024, Sands Capital Management, LLC had approximately $45.4 billion in discretionary assets under management in the firm’s public equity strategies. Sands Capital Management, LLC is headquartered at 1000 Wilson Boulevard, Suite 3000 Arlington, VA 22209.
* * *
PORTFOLIO MANAGERS:
The portfolio managers will be as follows:

Name	Sub‑Adviser	Positions Over Past Five Years
Danielle J. Menichella, CFA	Sands Capital Management, LLC	Portfolio Manager of the fund since 2024; Senior Research Analyst and Portfolio Manager on the Global Shariah and International Growth strategies; Joined Sands Capital Management, LLC in 2013
Michael F. Raab, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024; Executive Managing Director, Director of Research, Senior Research Analyst and Portfolio Manager on the Global Leaders strategy; Joined Sands Capital Management, LLC in 2007

Sunil H. Thakor, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024; Research Analyst and Senior Portfolio Manager on the Global Focus, Global Leaders, Global Shariah and International Growth strategies; Joined Sands Capital Management, LLC in 2006

* * *
Investors Should Retain this Supplement for Future Reference
October 25, 2024

Transamerica International Focus
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Focus
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective on or about the close of business on October 25, 2024, upon the recommendation of Transamerica Asset Management, Inc. (“TAM”), the Board of Trustees of Transamerica Funds has approved the termination of the investment sub‑advisory agreement between TAM and Epoch Investment Partners, Inc. (“Epoch”) with respect to Transamerica International Focus (the “fund”) and approved a new interim investment sub‑advisory agreement between TAM and Sands Capital Management, LLC (“Sands Capital”) with respect to the fund. TAM will continue to serve as the fund’s investment manager. The interim sub‑advisory agreement with Sands Capital will have a duration of no greater than 150 days. TAM currently anticipates that it will propose to the Board of Trustees, within the 150 day term of the interim sub-advisory agreement, that Sands Capital be approved as the continuing sub-adviser to the fund.
In connection with the change to Sands Capital as interim sub‑adviser: (i) the fund’s principal investment strategies and principal risks will be revised; and (ii) the fund will reduce its management and sub‑advisory fee schedules. These changes, which will be effective with the change in sub‑adviser, are described below. An information statement will be made available to shareholders that will provide certain information about the new interim sub‑adviser, the terms of the new interim sub‑advisory agreement and these related changes.
Effective on or about the close of business on October 25, 2024, the following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses, as applicable, concerning the fund. References to Epoch in the Prospectuses and Summary Prospectuses are hereby deleted.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses will be deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	I2	R6
Management fees[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses	0.50%	0.05%[2]	0.15%	0.05%	0.05%
Total annual fund operating expenses	1.50%	1.80%	0.90%	0.80%	0.80%
Fee waiver and/or expense reimbursement[3]	0.30%	0.00%	0.10%[4]	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.80%	0.80%	0.80%	0.80%
[1]	Management fees have been restated to reflect a reduction in management fees effective October 25, 2024.
[2]	Other expenses are based on estimates for the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2025 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.97% for Class I shares, 0.87% for Class I2 shares, and 0.87% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2025 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.
The “Example” tables included in the Prospectuses and Summary Prospectuses will be deleted in their entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$666	$970	$1,297	$2,218
Class C	$283	$566	$975	$2,116
Class I	$82	$277	$489	$1,099
Class I2	$82	$255	$444	$990
Class R6	$82	$255	$444	$990
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$666	$970	$1,297	$2,218
Class C	$183	$566	$975	$2,116
Class I	$82	$277	$489	$1,099
Class I2	$82	$255	$444	$990
Class R6	$82	$255	$444	$990
* * *
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund’s sub‑adviser, Sands Capital Management, LLC (the “sub‑adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, REITS, and warrants. In selecting investments for the fund, the sub‑adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub‑adviser will normally invest the fund’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub‑adviser may invest a large percentage of the fund’s assets in a single country, a limited number of countries, or a particular geographic region. The sub‑adviser generally classifies an issuer’s primary country in one of the following ways: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub‑adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub‑adviser.
The sub‑adviser normally allocates the fund’s investments across a diverse set of industries and sectors, but the sub‑adviser may invest a significant percentage of the fund’s assets in issuers of a small number of industries or sectors. The fund typically invests in a relatively small number of companies, and the fund may invest a significant percentage of its assets in securities of a single company.
The sub‑adviser utilizes a fundamental, bottom‑up, business-focused research approach and seeks to invest the fund’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub‑adviser leverages the following six investment criteria:
1. Sustainable above-average earnings growth;
2. Leadership position in a promising business space;
3. Significant competitive advantages;
4. Clear mission and value-added focus;
5. Financial strength; and
6. Rational valuation relative to the market and business prospects.
Companies that the sub‑adviser determines may meet all six investment criteria are then screened with in‑depth qualitative and quantitative research. The fund’s investments will typically be held for an average term of three to five years, although the fund may hold any investment for any length of time.
The fund may invest up to 5% of its net assets in China A‑shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub‑adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub‑adviser conducts proprietary ESG‑related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub‑adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub‑adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub‑adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions. The sub‑adviser does not evaluate ESG practices with respect to certain fund investments, such as cash and cash equivalents or securities received as part of corporate actions.
***
PRINCIPAL RISKS:
The following will be considered key principal risks of the fund and will be removed as additional principal risks of the fund: Currency risk will be added after Equity Securities risk, and Large Capitalization Companies risk will be added before Management risk.
The following will no longer be considered key principal risks of the fund and will be added alphabetically as additional principal risks of the fund: Emerging Markets risk and Small and Medium Capitalization Companies risk.
The following will be added alphabetically as additional principal risks of the fund:
Real Estate Securities - Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax‑related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub‑adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub‑advising the fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub‑adviser may consider sustainability and/or ESG factors on a meaningful portion of the fund’s investments. The sub‑adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub‑adviser’s investment process, and the sub‑adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the fund’s security selection process may impact the sub‑adviser’s investment decisions and may affect the fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub‑advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub‑adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
The “Focused Investing” risk in the “Principal Risks” section of the applicable Prospectuses and Summary Prospectuses relating to the fund is replaced in its entirety with the following:
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
* * *
RECENT MANAGEMENT FEE CHANGES:
The following information will be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses:
Transamerica International Focus: Effective as of the close of business on October 25, 2024, the management fee of the fund is 0.75% of the first $500 million; 0.74% over $500 million up to $1 billion; 0.69% over $1 billion up to $2 billion; 0.675% over $2 billion up to $3 billion; and 0.66% in excess of $3 billion in average daily net assets. Prior to October 25, 2024, the management fee was 0.77% of the first $500 million; 0.76% over $500 million up to $1 billion; 0.71% over $1 billion up to $2 billion; 0.695% over $2 billion up to $3 billion; and 0.68% in excess of $3 billion in average daily net assets.
* * *
SUB‑ADVISER:
The fund’s interim sub‑adviser will be as follows:
Sands Capital Management, LLC has been a registered investment adviser since 2005. As of September 30, 2024, Sands Capital Management, LLC had approximately $45.4 billion in discretionary assets under management in the firm’s public equity strategies. Sands Capital Management, LLC is headquartered at 1000 Wilson Boulevard, Suite 3000 Arlington, VA 22209.
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PORTFOLIO MANAGERS:
The portfolio managers will be as follows:

Name	Sub‑Adviser	Positions Over Past Five Years
Danielle J. Menichella, CFA	Sands Capital Management, LLC	Portfolio Manager of the fund since 2024; Senior Research Analyst and Portfolio Manager on the Global Shariah and International Growth strategies; Joined Sands Capital Management, LLC in 2013
Michael F. Raab, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024; Executive Managing Director, Director of Research, Senior Research Analyst and Portfolio Manager on the Global Leaders strategy; Joined Sands Capital Management, LLC in 2007

Sunil H. Thakor, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024; Research Analyst and Senior Portfolio Manager on the Global Focus, Global Leaders, Global Shariah and International Growth strategies; Joined Sands Capital Management, LLC in 2006

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Investors Should Retain this Supplement for Future Reference
October 25, 2024